Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
November 30, 2023
ZCI-NPRT1-0124
1.9887608.105
Nonconvertible Bonds - 53.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 0.9% 3/25/24	640,000	630,364
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 3.3%
American Honda Finance Corp. 5.8% 10/3/25	1,000,000	1,008,941
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.8681% 4/1/24 (b)(c)(d)	624,000	624,331
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1781% 4/1/25 (b)(c)(d)	1,000,000	1,005,182
0.8% 4/1/24 (b)	630,000	620,023
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	1,000,000	988,118
2.7% 6/14/24 (b)	750,000	737,852
3.65% 2/22/24 (b)	370,000	368,184
4.95% 3/30/25 (b)	1,000,000	995,044
5.5% 11/27/24 (b)	500,000	499,242
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6352% 4/7/25 (c)(d)	775,000	773,131
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1043% 3/8/24 (c)(d)	1,032,000	1,031,969
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2947% 6/7/24 (b)(c)(d)	1,000,000	1,001,007
2.85% 9/26/24 (b)	630,000	615,297
5.8% 9/12/25 (b)	1,000,000	1,001,755
		11,270,076
Broadline Retail - 0.3%
Amazon.com, Inc. 0.45% 5/12/24	1,000,000	977,984
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7446% 2/14/24 (c)(d)	621,000	621,001
TOTAL CONSUMER DISCRETIONARY		12,869,061
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7256% 11/12/24 (c)(d)	807,000	807,560
Consumer Staples Distribution & Retail - 0.8%
7-Eleven, Inc. 0.8% 2/10/24 (b)	900,000	891,157
Dollar General Corp. 4.25% 9/20/24	1,200,000	1,183,445
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	650,000	623,027
		2,697,629
Food Products - 0.2%
Mondelez International, Inc. 2.125% 3/17/24	630,000	623,392
Tobacco - 0.7%
BAT Capital Corp. 3.222% 8/15/24	1,000,000	981,111
Philip Morris International, Inc.:
2.875% 5/1/24	800,000	790,720
5.125% 11/15/24	500,000	497,961
		2,269,792
TOTAL CONSUMER STAPLES		6,398,373
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Devon Energy Corp. 5.25% 9/15/24	1,633,000	1,622,185
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.9524% 2/16/24 (c)(d)	616,000	616,220
Equinor ASA 2.65% 1/15/24	1,000,000	996,141
MPLX LP 4.875% 12/1/24	900,000	890,127
Phillips 66 Co. 0.9% 2/15/24	500,000	494,636
		4,619,309
FINANCIALS - 37.6%
Banks - 22.5%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7529% 6/14/24 (c)(d)	600,000	599,268
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.987% 2/4/25 (c)(d)	1,000,000	998,544
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.4311% 4/25/25 (c)(d)	1,300,000	1,301,742
0.981% 9/25/25 (c)	740,000	709,165
1.843% 2/4/25 (c)	500,000	495,997
3.458% 3/15/25 (c)	800,000	793,756
3.841% 4/25/25 (c)	1,800,000	1,783,869
Bank of America NA 5.65% 8/18/25	1,000,000	1,004,821
Bank of Montreal:
2.15% 3/8/24	620,000	614,156
4.25% 9/14/24	1,000,000	989,185
5.92% 9/25/25	1,000,000	1,007,358
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.7778% 4/15/24 (c)(d)	1,300,000	1,299,639
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7111% 7/31/24 (c)(d)	700,000	698,608
5.45% 6/12/25	1,000,000	997,430
Barclays PLC:
1.007% 12/10/24 (c)	750,000	744,897
2.852% 5/7/26 (c)	1,000,000	952,891
3.932% 5/7/25 (c)	560,000	554,434
BNP Paribas SA:
3.8% 1/10/24 (b)	560,000	558,847
4.705% 1/10/25 (b)(c)	1,100,000	1,098,197
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9028% 1/14/25 (b)(c)(d)	506,000	503,974
2.375% 1/14/25 (b)	439,000	421,606
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2752% 4/7/25 (c)(d)	1,000,000	1,001,647
Citibank NA 5.864% 9/29/25	1,000,000	1,008,879
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.9988% 5/1/25 (c)(d)	800,000	797,618
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0163% 10/30/24 (c)(d)	1,140,000	1,139,134
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6903% 5/24/25 (c)(d)	1,000,000	1,002,550
0.981% 5/1/25 (c)	1,200,000	1,172,877
3.352% 4/24/25 (c)	1,000,000	989,111
Credit Agricole SA 3.875% 4/15/24 (b)	500,000	496,112
Danske Bank A/S:
0.976% 9/10/25 (b)(c)	1,150,000	1,105,132
3.773% 3/28/25 (b)(c)	1,360,000	1,348,545
5.375% 1/12/24 (b)	550,000	549,285
6.259% 9/22/26 (b)(c)	1,000,000	1,006,765
6.466% 1/9/26 (b)(c)	1,055,000	1,057,593
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.169% 3/28/25 (b)(c)(d)	1,000,000	1,000,404
0.856% 9/30/25 (b)(c)	750,000	718,851
2.968% 3/28/25 (b)(c)	450,000	445,462
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7504% 5/21/24 (b)(c)(d)	1,110,000	1,108,936
Fifth Third Bancorp 3.65% 1/25/24	2,350,000	2,340,750
HSBC Holdings PLC 3.803% 3/11/25 (c)	860,000	854,305
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.5124% 5/16/25 (c)(d)	1,000,000	980,461
4.008% 5/16/25 (c)	500,000	489,080
ING Groep NV 3.55% 4/9/24	250,000	248,024
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3127% 6/14/25 (c)(d)	1,000,000	1,001,287
0.563% 2/16/25 (c)	720,000	711,145
0.824% 6/1/25 (c)	1,000,000	972,926
0.969% 6/23/25 (c)	1,000,000	970,976
1.561% 12/10/25 (c)	900,000	859,188
2.301% 10/15/25 (c)	640,000	620,503
3.22% 3/1/25 (c)	1,000,000	993,070
3.845% 6/14/25 (c)	630,000	623,225
4.023% 12/5/24 (c)	560,000	559,968
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6627% 6/14/24 (c)(d)	1,330,000	1,310,355
Lloyds Banking Group PLC 3.9% 3/12/24	600,000	596,741
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7283% 9/12/25 (c)(d)	800,000	802,578
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9816% 7/18/25 (c)(d)	1,000,000	1,004,404
0.953% 7/19/25 (c)	1,200,000	1,162,069
4.788% 7/18/25 (c)	1,125,000	1,116,662
5.063% 9/12/25 (c)	960,000	953,487
Mizuho Financial Group, Inc. 2.555% 9/13/25 (c)	1,240,000	1,207,430
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4954% 10/30/26 (c)(d)	900,000	909,054
5.479% 7/16/25	1,000,000	1,002,210
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8551% 8/12/24 (b)(c)(d)	640,000	638,584
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7903% 3/22/25 (b)(c)(d)	656,000	660,861
PNC Financial Services Group, Inc.:
3.5% 1/23/24	500,000	498,217
5.671% 10/28/25 (c)	610,000	606,076
Rabobank Nederland:
1.339% 6/24/26 (b)(c)	1,105,000	1,029,969
2.625% 7/22/24 (b)	600,000	588,072
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 5.6334% 1/12/24 (c)(d)	297,000	296,991
0.375% 1/12/24	1,000,000	993,855
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6752% 10/7/24 (c)(d)	640,000	640,061
4.95% 4/25/25	1,000,000	992,956
Societe Generale 3.875% 3/28/24 (b)	800,000	794,575
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	500,000	497,128
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	600,000	584,485
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2469% 4/4/25 (b)(c)(d)	645,000	645,560
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7007% 3/4/24 (c)(d)	1,340,000	1,338,833
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2543% 3/8/24 (c)(d)	906,000	907,090
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5325% 1/17/24 (c)(d)	850,000	849,737
3.2% 4/1/24	630,000	623,972
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7441% 6/9/25 (c)(d)	1,000,000	982,022
2.5% 8/1/24	630,000	615,676
U.S. Bancorp 3.375% 2/5/24	630,000	627,166
Wells Fargo & Co.:
0.805% 5/19/25 (c)	1,300,000	1,266,752
2.406% 10/30/25 (c)	640,000	619,084
3.3% 9/9/24	1,100,000	1,082,284
3.75% 1/24/24	815,000	812,607
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1308% 8/1/25 (c)(d)	750,000	751,640
		76,311,436
Capital Markets - 6.3%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.8423% 3/18/24 (c)(d)	500,000	499,495
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 5.7207% 2/2/24 (c)(d)	1,000,000	998,443
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5804% 2/21/25 (c)(d)	800,000	799,214
0.495% 2/2/24	1,000,000	990,840
Deutsche Bank AG New York Branch 3.961% 11/26/25 (c)	700,000	681,459
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.817% 10/21/24 (c)(d)	1,000,000	997,170
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.031% 1/24/25 (c)(d)	1,000,000	998,560
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7325% 3/15/24 (c)(d)	1,500,000	1,503,135
1.757% 1/24/25 (c)	369,000	366,541
3% 3/15/24	660,000	654,425
4% 3/3/24	1,300,000	1,293,067
5.7% 11/1/24	1,000,000	999,369
Intercontinental Exchange, Inc. 3.65% 5/23/25	1,000,000	974,330
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7869% 1/25/24 (c)(d)	337,000	336,993
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.957% 1/24/25 (c)(d)	1,000,000	997,500
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4967% 4/17/25 (c)(d)	1,000,000	1,001,219
0.79% 5/30/25 (c)	1,300,000	1,263,372
0.791% 1/22/25 (c)	1,300,000	1,288,711
1.164% 10/21/25 (c)	650,000	620,468
3.7% 10/23/24	600,000	589,702
State Street Corp. 3.776% 12/3/24 (c)	500,000	500,000
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6861% 2/9/24 (b)(c)(d)	1,300,000	1,299,766
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7761% 8/9/24 (b)(c)(d)	1,000,000	998,769
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8031% 1/13/25 (b)(c)(d)	750,000	747,801
		21,400,349
Consumer Finance - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	900,000	863,560
3.5% 1/15/25	1,400,000	1,359,955
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0493% 5/3/24 (c)(d)	1,367,000	1,368,450
3.95% 8/1/25	700,000	683,483
6.338% 10/30/26 (c)	874,000	885,914
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0358% 12/6/24 (c)(d)	1,000,000	999,890
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6754% 5/9/25 (c)(d)	1,000,000	997,498
1.343% 12/6/24 (c)	1,180,000	1,179,680
3.3% 10/30/24	520,000	506,923
4.166% 5/9/25 (c)	960,000	945,484
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9886% 12/29/23 (c)(d)	1,000,000	1,000,270
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9603% 3/22/24 (c)(d)	1,000,000	1,000,747
2.9% 4/17/24	630,000	623,784
3.35% 1/8/24	1,000,000	997,619
5.6% 9/11/25	1,000,000	1,008,607
		14,421,864
Financial Services - 2.3%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0183% 5/24/24 (b)(c)(d)	1,300,000	1,297,310
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0507% 1/7/25 (b)(c)(d)	1,150,000	1,138,843
0.95% 1/8/24 (b)	800,000	795,858
2.75% 6/25/24 (b)	560,000	548,765
CNH Industrial Capital LLC:
3.95% 5/23/25	700,000	682,559
5.45% 10/14/25	1,000,000	996,994
DH Europe Finance II SARL 2.2% 11/15/24	1,300,000	1,259,797
GA Global Funding Trust:
1% 4/8/24 (b)	720,000	705,262
1.25% 12/8/23 (b)	500,000	499,688
		7,925,076
Insurance - 2.3%
Equitable Financial Life Global Funding:
0.8% 8/12/24 (b)	500,000	482,489
1.1% 11/12/24 (b)	1,000,000	956,409
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	600,000	596,705
MassMutual Global Funding II 2.95% 1/11/25 (b)	700,000	681,059
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 5.7762% 6/6/24 (b)(c)(d)	1,100,000	1,100,616
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 5.6411% 4/26/24 (b)(c)(d)	550,000	550,187
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.714% 4/12/24 (b)(c)(d)	700,000	699,708
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7834% 4/12/24 (b)(c)(d)	438,000	438,164
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.319% 3/28/25 (b)(c)(d)	1,000,000	1,003,113
Willis Group North America, Inc. 3.6% 5/15/24	1,200,000	1,186,347
		7,694,797
TOTAL FINANCIALS		127,753,522
HEALTH CARE - 2.7%
Biotechnology - 0.6%
AbbVie, Inc. 2.6% 11/21/24	1,000,000	972,058
Amgen, Inc. 3.625% 5/22/24	1,000,000	989,996
		1,962,054
Health Care Providers & Services - 1.4%
Cigna Group:
0.613% 3/15/24	640,000	630,691
3.5% 6/15/24	630,000	622,405
CVS Health Corp. 3.375% 8/12/24	1,000,000	983,319
Elevance Health, Inc. 3.35% 12/1/24	1,500,000	1,465,414
Humana, Inc. 3.85% 10/1/24	1,000,000	984,175
		4,686,004
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC 0.7% 5/28/24	650,000	634,969
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	2,000,000	1,998,487
		2,633,456
TOTAL HEALTH CARE		9,281,514
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.2%
The Boeing Co. 2.8% 3/1/24	620,000	615,204
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25 (b)	574,000	577,324
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7741% 3/11/24 (b)(c)(d)	500,000	500,134
Machinery - 2.0%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7751% 11/14/24 (c)(d)	1,300,000	1,304,134
2.15% 11/8/24	620,000	602,091
3.25% 12/1/24	620,000	607,475
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3363% 4/5/24 (b)(c)(d)	1,440,000	1,441,563
1.125% 12/14/23 (b)	1,633,000	1,630,844
5.2% 1/17/25 (b)	290,000	288,586
Parker Hannifin Corp. 3.65% 6/15/24	1,000,000	987,957
		6,862,650
Trading Companies & Distributors - 0.2%
Air Lease Corp. 4.25% 2/1/24	620,000	617,749
TOTAL INDUSTRIALS		9,173,061
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5881% 10/1/24 (c)(d)	274,000	273,866
Microchip Technology, Inc. 0.972% 2/15/24	640,000	633,605
		907,471
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 6.05% 3/15/25	1,000,000	1,001,583
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Simon Property Group LP 3.375% 10/1/24	1,000,000	979,771
Real Estate Management & Development - 0.3%
Essex Portfolio LP 3.875% 5/1/24	1,000,000	989,967
TOTAL REAL ESTATE		1,969,738
UTILITIES - 2.2%
Electric Utilities - 1.1%
DTE Electric Co. 3.65% 3/15/24	750,000	745,501
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.639% 6/28/24 (c)(d)	650,000	649,089
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1678% 4/1/24 (c)(d)	1,150,000	1,150,178
1.1% 4/1/24	640,000	629,663
Virginia Electric & Power Co. 3.45% 2/15/24	600,000	596,964
		3,771,395
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	630,000	610,920
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co. 3.5% 2/1/25	630,000	615,742
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (c)(d)	585,000	584,767
DTE Energy Co. 2.529% 10/1/24	1,250,000	1,216,066
WEC Energy Group, Inc. 0.8% 3/15/24	630,000	620,641
		3,037,216
TOTAL UTILITIES		7,419,531
TOTAL NONCONVERTIBLE BONDS (Cost $181,708,565)		182,023,527

U.S. Treasury Obligations - 12.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.69% to 4.72% 1/25/24	10,500,000	10,415,247
U.S. Treasury Notes:
3% 6/30/24	10,477,000	10,336,215
4.125% 1/31/25	18,421,400	18,217,752
4.75% 7/31/25	1,700,000	1,697,211
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,732,614)		40,666,425

Certificates of Deposit - 12.2%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/7/24 (c)(d)	1,000,000	999,992
6% 10/18/24	1,300,000	1,304,135
BMO Harris Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 7/8/24 (c)(d)	1,300,000	1,299,989
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 4/1/24 (c)(d)	1,500,000	1,502,810
5.5% 1/19/24	1,300,000	1,299,933
5.6% 12/1/23	1,300,000	1,300,004
5.95% 9/19/24	1,400,000	1,403,224
6% 10/18/24	1,300,000	1,304,246
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 6/17/24 (c)(d)	1,000,000	1,001,392
5.78% 3/8/24	1,300,000	1,300,398
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 5/10/24 (c)(d)	1,300,000	1,301,952
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6% 7/8/24 (c)(d)	1,300,000	1,299,946
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 6/7/24 (c)(d)	1,300,000	1,302,438
5.91% 6/17/24	1,300,000	1,300,486
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.76% 1/16/24 (c)(d)	1,300,000	1,300,489
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.87% 5/24/24 (c)(d)	1,300,000	1,301,147
5.57% 3/1/24	1,000,000	1,000,060
MUFG Bank Ltd. yankee 5.71% 5/20/24	1,300,000	1,300,337
Rabobank Nederland New York Branch yankee 6.05% 7/10/24	1,300,000	1,301,033
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/3/24 (c)(d)	1,300,000	1,301,905
State Street Bank & Trust Co., Boston U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.65% 2/20/24 (c)(d)	1,000,000	1,000,351
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 5/1/24 (c)(d)	1,300,000	1,301,772
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/11/24 (c)(d)	1,300,000	1,301,875
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/26/24 (c)(d)	1,500,000	1,501,970
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 8/14/24 (c)(d)	1,300,000	1,301,864
Sumitomo Mitsui Trust Bank Ltd. yankee 5.58% 1/31/24	1,000,000	999,987
Svenska Handelsbanken, Inc. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.88% 8/29/24 (c)(d)	1,300,000	1,301,344
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 3/28/24 (c)(d)	1,500,000	1,502,263
Toronto-Dominion Bank yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 3/25/24 (c)(d)	1,000,000	1,001,440
6% 10/17/24	1,300,000	1,304,165
6.01% 10/3/24	1,000,000	1,003,119
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.94% 7/18/24 (c)(d)	1,300,000	1,301,808
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/5/24 (c)(d)	1,300,000	1,301,999
TOTAL CERTIFICATES OF DEPOSIT (Cost $41,500,000)		41,549,873

Commercial Paper - 11.0%
	Principal Amount (a)	Value ($)
AT&T, Inc.:
5.42% 12/19/23	1,000,000	997,143
5.7% 1/23/24	1,000,000	991,708
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/7/24 (c)(d)	1,000,000	1,000,117
yankee 6.01% 4/4/24 (c)(d)	1,000,000	1,001,365
Barclays Bank PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.04% 6/5/24 (b)(c)(d)	1,300,000	1,299,989
Bayer Corp.:
5.9% 8/15/24	1,300,000	1,245,675
5.93% 7/9/24	1,300,000	1,253,204
5.93% 7/24/24	1,500,000	1,442,474
5.94% 9/10/24	1,300,000	1,240,452
BPCE SA yankee:
5.15% 12/7/23	1,500,000	1,498,445
5.66% 2/15/24	1,300,000	1,284,814
5.66% 7/19/24	1,300,000	1,254,397
DNB Bank ASA yankee 5.64% 5/17/24	1,300,000	1,266,902
HSBC U.S.A., Inc.:
yankee:
5.505% 2/2/24	1,300,000	1,287,167
6.05% 8/14/24	1,300,000	1,246,422
5.64% 1/12/24	1,300,000	1,291,491
5.9% 11/21/24	1,300,000	1,225,093
ING U.S. Funding LLC:
yankee 5.66% 7/26/24	1,300,000	1,253,753
5.64% 6/18/24	1,600,000	1,551,607
J.P. Morgan Securities, LLC 5.95% 7/12/24 (c)(d)	1,300,000	1,299,990
NatWest Markets PLC yankee:
5.34% 2/9/24	1,300,000	1,285,735
5.62% 12/8/23	1,300,000	1,298,430
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/6/24 (c)(d)	1,000,000	999,970
5.47% 3/1/24	1,000,000	986,122
5.66% 10/11/24	1,300,000	1,238,712
Sumitomo Mitsui Banking Corp. yankee 5.555% 5/16/24	1,300,000	1,266,669
Sumitomo Mitsui Trust Bank Ltd. yankee:
5.54% 1/22/24	1,000,000	991,946
5.54% 1/24/24	1,000,000	991,621
Svenska Handelsbanken AB yankee:
5.61% 9/18/24	1,700,000	1,625,948
5.65% 10/1/24	1,000,000	954,603
The Toronto-Dominion Bank yankee 5.47% 3/1/24	1,000,000	986,112
TOTAL COMMERCIAL PAPER (Cost $37,535,282)		37,558,076

Money Market Funds - 10.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e) (Cost $35,292,363)	35,285,306	35,292,363

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $336,768,824)	337,090,264
NET OTHER ASSETS (LIABILITIES) - 0.8%	2,579,825
NET ASSETS - 100.0%	339,670,089

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,012,768 or 14.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	56,137,648	34,620,612	55,465,897	605,584	-	-	35,292,363	0.1%
Total	56,137,648	34,620,612	55,465,897	605,584	-	-	35,292,363

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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